Information By Segment and Geographic Region (Geographic Area Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Business Segments Information Abstract
Net Sales	$ 1,817	$ 1,517	$ 1,497	$ 1,396	$ 1,765	$ 1,580	$ 1,537	$ 1,387	$ 6,227		$ 6,269		$ 5,738
Assets	11,851				12,679				11,851		12,679
Property, Plant and Equipment, net	695				730				695		730
Segment, Continuing Operations [Member]
Business Segments Information Abstract
Net Sales									6,227	[1]	6,269	[1]	5,738	[1]
Assets	9,394				10,205				9,394		10,205		11,632
Segment, Continuing Operations [Member] | United States
Business Segments Information Abstract
Net Sales									3,648		3,685		3,245
Assets	6,201				6,268				6,201		6,268		6,699
Segment, Continuing Operations [Member] | China
Business Segments Information Abstract
Net Sales									203		198		188
Assets	420				552				420		552		844
Segment, Continuing Operations [Member] | United Kingdom
Business Segments Information Abstract
Net Sales									112		118		121
Assets	1,607				1,323				1,607		1,323		521
Segment, Continuing Operations [Member] | Israel
Business Segments Information Abstract
Net Sales									94		107		121
Assets	186				797				186		797		1,097
Segment, Continuing Operations [Member] | Japan
Business Segments Information Abstract
Net Sales									49		60		73
Assets	60				123				60		123		611
Segment, Continuing Operations [Member] | Other, net of eliminations
Business Segments Information Abstract
Net Sales									2,121		2,101		1,990
Assets	$ 920				$ 1,142				$ 920		$ 1,142		$ 1,860

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmJiOGRkNGRhNzU4YTQ4M2FiYWJmNjFhYTI4MmU4OGJifFRleHRTZWxlY3Rpb246MEM1QjM3NzY3QUUxM0U1RjU0M0I2MzZBREFGMUEzMjUM}